Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	11,200,000,000	11,200,000,000
Ordinary shares, shares issued	[1]	1,095,905	20,486
Ordinary shares, shares outstanding	[1]	1,095,905	20,486
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	1,600,000,000	1,600,000,000
Ordinary shares, shares issued	[1]	480	480
Ordinary shares, shares outstanding	[1]	480	480

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025